Summary Of Significant Accounting Policies (Summary Of Reconciliation Of Derivative Contracts Classified As Level 3 Measurements) (Details)	12 Months Ended
Sep. 30, 2016 USD ($)
Accounting Policies [Abstract]
Net Asset (Liability) Balance of Level 3 as of October 1, 2015	$ 1,891,249
Total gains or (losses) included in earnings	(4,200,367)
Purchases, issuances and settlements	1,992,460
Net Asset (Liability) Balance of Level 3 as of September 30, 2016	$ (316,658)